Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Domestic
Current tax expenses	$ (199,446)	$ (58,766)	$ (162,923)
Income tax expense for year	$ (199,446)	$ (58,766)	$ (162,923)